Income Tax - Summary of Income Tax Recognized Directly in Equity (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Equity components of convertible bonds	$ (252,723)	$ (8,056)	$ 0	$ 0